Additional Information Required by the Argentine Central Bank - Special Guarantees Accounts (Detail) - ARS ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Argentine Central Bank [member]
Disclosure of restricted assets [line items]
Special Guarantees Accounts	$ 5,188,169	$ 5,329,804	$ 4,285,315